UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: October 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	October 31, 2020

LEGG MASON

GLOBAL INFRASTRUCTURE ETF

INFR

Beginning in or after April 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of infrastructure-related equity securities from global markets constructed through the application of several fundamental factors.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Global Infrastructure ETF for the twelve-month reporting period ended October 31, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to new management and subadvisory agreements that were approved by Fund shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of October 31, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Legg Mason Global Infrastructure ETF

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

November 30, 2020

Legg Mason Global Infrastructure ETF	III

Fund overview

Q. What is the Fund’s investment strategy?

A. The Legg Mason Global Infrastructure ETF (the “Fund”) seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.), the Fund’s subadviser. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index. The Underlying Index is composed of equity securities in developed and developing markets that are included in the MSCI ACWI All Cap Indexi.

The Underlying Index’s securities are reconstituted quarterly and rebalanced quarterly. The Underlying Index is reconstituted on different dates from the MSCI ACWI All Cap Index. The Fund’s securities portfolio is rebalanced when the Underlying Index is rebalanced or reconstituted. The composition of the Underlying Index and the Fund after reconstitution and rebalancing may fluctuate and exceed the Underlying Index limitations due to market movements and other factors. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

The Fund may invest up to 20% of its net assets in certain index futures, options, and options on index futures (“Financial Instruments”) related to its Underlying Index and its component securities; cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; and in securities and other instruments not included in its Underlying Index but which RARE believes will help the Fund track its Underlying Index, including structured instruments such as participation notes and low exercise price warrants or other similar instruments. The Fund may invest in Financial Instruments to gain exposure to local markets, as a substitute for buying or selling securities or for cash management purposes.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The twelve-month reporting period ended October 31, 2020 was a volatile period for global equity markets dominated by geopolitical events.

The coronavirus continued to impact markets, with the world in the grip of a severe synchronized downturn. As a result, economic activity continued to decline in most of the world as government policies to contain the virus impacted activity. Hard economic data releases shifted from supportive (pre-virus) to negative (especially weak in the Eurozone). Soft data such as surveys plummeted. Additionally, oil markets collapsed, impacted by reduced demand and oversupply from Russia and Saudi Arabia. The result was exceptionally high volatility in markets. Policy makers responded with spectacular and unprecedented levels of stimulus.

Legg Mason Global Infrastructure ETF 2020 Annual Report	1

Fund overview (cont’d)

General equities rebounded strongly during second quarter of 2020 supported by policy stimulus and the easing of mobility restrictions. Early signs of economic recovery began in China, as mobility restrictions relaxed. Global infrastructure, including the Fund’s Underlying Index, performed well on an absolute basis during this exceptionally strong rebound. Governments also unveiled unprecedented fiscal stimulus aimed to support economies during the coronavirus pandemic. Lockdowns gradually eased during this time, although in key geographies such as the U.S., risks of a second wave increased, and lockdown measures began to be re-introduced in some regions. The significant fiscal stimulus provided substantial support to equity markets.

October 2020 was characterized by increasing uncertainty versus recent months, albeit global economic activity was significantly more robust than in the initial COVID-19 period. Hard economic data was strong, although forward indicators showed a less buoyant outlook. COVID-19 cases spiked in key regions, particularly Europe, as a second wave of infections spread, resulting in the re-introduction of mobility restrictions. While monetary policy remained easy, deployment of fiscal stimulus stalled, with the U.S. failing to pass further measures and a delay in the implementation of the European Union Recovery Fund. Finally, political uncertainty remained elevated ahead of the U.S. election and amidst ongoing global political tensions with China.

Governments remained committed to supporting COVID-19-ravaged economies, supporting an outlook of easy monetary policy and low bond rates. Policy makers’ commitments to decarbonisation continued, supportive of infrastructure companies involved in the energy transition.

The Fund uses a passive investment approach to achieve its investment objective and therefore made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended October 31, 2020, Legg Mason Global Infrastructure ETF generated a -12.29% return on a net asset value (“NAV”)ii basis and -13.13% based on its market priceiii per share.

The performance table shows the Fund’s total return for the twelve months ended

October 31, 2020 based on its NAV and market price as of October 31, 2020. The Fund seeks to track the investment results of the RARE Global Infrastructure Index, which returned -12.38%, for the same period. The Fund’s broad-based market index, the S&P Global Infrastructure Index (NTR)iv, returned -16.79% over the same time frame. The Lipper Global Infrastructure Funds Category Averagev returned -6.81% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

2	Legg Mason Global Infrastructure ETF 2020 Annual Report

Performance Snapshot as of October 31, 2020 (unaudited)
	6 months	12 months
Legg Mason Global Infrastructure ETF:
$ 26.41 (NAV)	2.46%	-12.29%*†
$ 26.23 (Market Price)	2.34%	-13.13%*‡
RARE Global Infrastructure Index	2.43%	-12.38%
S&P Global Infrastructure Index (NTR)	4.11%	-16.79%
Lipper Global Infrastructure Funds Category Average	5.00%	-6.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Effective July 1, 2020, market price returns are typically based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (US). Market price performance reported for periods prior to July 1, 2020 continues to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2020, as revised July 1, 2020, the gross total annual fund operating expense ratio for the Fund was 0.45%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) and Legg Mason Partners Fund Advisor, LLC (the “LMPFA” or “manager”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, except interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% (subject to the same exclusions as the management agreement). This arrangement cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

*Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions at NAV.

Legg Mason Global Infrastructure ETF 2020 Annual Report	3

Fund overview (cont’d)

‡ Total return assumes the reinvestment of all distributions at market price, which typically is based upon the official closing price of the Fund’s shares.

Q. What were the leading contributors to performance?

A. During the reporting period, the Underlying Index returned -12.38%, outperforming the S&P Global Infrastructure Index by 441 bps.

The Underlying Index’s exposure to North American rail operators contributed significantly to absolute return, in particular U.S. rails: Union Pacific Corp., Norfolk Southern Corp. and CSX Corporation. The share prices of Union Pacific Corp., Norfolk Southern Corp. and CSX Corporation rallied with strong margin improvements, which were well received by the market.

Q. What were the leading detractors from performance?

A. East Japan Railway Co., a Japanese rail operator, was the largest detractor from performance during the reporting period. The share price of East Japan Railway Co. declined as the market expected a downwards revision to their guidance, as a result of typhoon damage at the start of 2020 and the impact of the coronavirus.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “INFR” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason Global Infrastructure ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Charles Hamieh

Portfolio Manager

ClearBridge RARE Infrastructure (North America) Pty Limited

November 12, 2020

4	Legg Mason Global Infrastructure ETF 2020 Annual Report

RISKS: Equity securities are subject to market and price fluctuations. Companies in the infrastructure industry may be subject to a variety of factors that could adversely affect their business or operations, including high interest costs in connection with capital construction programs, high degrees of leverage, costs associated with governmental, environmental and other regulations, the effects of economic slowdowns, increased competition from other providers of services, uncertainties concerning costs, the level of government spending on infrastructure projects, and other factors. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of October 31, 2020 were: Utilities (54.0%), Industrials (35.4%), Energy (10.1%) and Communication Services (0.2%). The Fund’s composition may differ over time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rule-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Legg Mason Global Infrastructure ETF 2020 Annual Report	5

Fund overview (cont’d)

[i]

The MSCI ACWI All Cap Index captures large, mid, small- and micro-cap representation across 23 Developed Markets countries and large, mid and small cap representation across 24 Emerging Markets countries. With 14,284 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

ii	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

iii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the NAV.
iv	The S&P Global Infrastructure Index (NTR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability.

[v]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended October 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 90 funds for the six-month period and among the 87 funds for the twelve-month period in the Fund’s Lipper category.

6	Legg Mason Global Infrastructure ETF 2020 Annual Report

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of October 31, 2020 and October 31, 2019. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Global Infrastructure ETF 2020 Annual Report	7

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on May 1, 2020 and held for the six months ended October 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.46%	$1,000.00	$1,024.60	0.40%	$2.04	5.00%	$1,000.00	$1,023.13	0.40%	$2.03

[1]	For the six months ended October 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

8	Legg Mason Global Infrastructure ETF 2020 Annual Report

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 10/31/20	-12.29%
Inception* through 10/31/20	4.63

Cumulative total returns[1]
Inception date of 12/29/16 through 10/31/20	18.97%

Market Price
Average annual total returns[2]
Twelve Months Ended 10/31/20	-13.13%
Inception* through 10/31/20	4.45

Cumulative total returns[2]
Inception date of 12/29/16 through 10/31/20	18.18%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and effective July 1, 2020, market price returns typically will be based upon the official closing price of the Fund’s shares. Prior to July 1, 2020, market price returns generally were based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV was determined, which was typically 4:00 p.m. Eastern time (US). Market price performance reported for periods prior to July 1, 2020 will continue to reflect market prices calculated based upon the mid-point between the bid and ask on the Fund’s principal trading market typically as of 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestments of all distributions, including returns of capital, if any, at net asset value.
[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.
*	Inception date of the Fund is December 29, 2016.

Legg Mason Global Infrastructure ETF 2020 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $10,000 invested in

Legg Mason Global Infrastructure ETF vs. RARE Global Infrastructure Index and S&P Global Infrastructure Index (NTR)† — December 29, 2016 - October 31, 2020

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Legg Mason Global Infrastructure ETF on December 29, 2016 (inception date), assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through October 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the RARE Global Infrastructure Index and the S&P Global Infrastructure Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The RARE Global Infrastructure Index (the “Underlying Index”) is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited, the Fund’s subadviser. The S&P Global Infrastructure Index (NTR) is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

10	Legg Mason Global Infrastructure ETF 2020 Annual Report

Schedule of investments

October 31, 2020

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Common Stocks — 99.7%
Communication Services — 0.2%
Media — 0.2%
SES SA, FDR	2,358	$18,826
Energy — 10.1%
Oil, Gas & Consumable Fuels — 10.1%
Enbridge Inc.	11,547	317,914
Kinder Morgan Inc.	4,989	59,369
Koninklijke Vopak NV	1,623	84,375
ONEOK Inc.	882	25,578
Pembina Pipeline Corp.	1,567	32,777
TC Energy Corp.	5,362	210,885
Williams Cos. Inc.	3,456	66,321
Total Energy		797,219
Industrials — 35.4%
Road & Rail — 29.3%
Aurizon Holdings Ltd.	34,262	90,708
Canadian National Railway Co.	3,910	388,112
Central Japan Railway Co.	2,058	247,751
CSX Corp.	4,364	344,494
East Japan Railway Co.	4,815	251,344
Kansas City Southern	536	94,411
Keisei Electric Railway Co. Ltd.	1,323	36,891
Norfolk Southern Corp.	1,455	304,270
Tobu Railway Co. Ltd.	2,671	75,500
Union Pacific Corp.	2,109	373,694
West Japan Railway Co.	2,587	110,369
Total Road & Rail		2,317,544
Transportation Infrastructure — 6.1%
Aena SME SA	904	121,730	*(a)
Aeroports de Paris	174	17,005
Atlantia SpA	2,845	43,596	*
Atlas Arteria Ltd.	11,788	46,689
CCR SA	6,175	11,919
China Merchants Port Holdings Co. Ltd.	21,637	22,935
Enav SpA	6,197	21,511	(a)
Flughafen Zurich AG	330	44,502	*
Fraport AG Frankfurt Airport Services Worldwide	453	16,368	*
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	2,094	17,380
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,355	15,671	*
International Container Terminal Services Inc.	9,129	21,691

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2020 Annual Report	11

Schedule of investments (cont’d)

October 31, 2020

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Transportation Infrastructure — continued
Jiangsu Expressway Co. Ltd., Class H Shares	27,052	$27,035
Promotora y Operadora de Infraestructura SAB de CV	3,704	24,362
Shenzhen International Holdings Ltd.	12,304	19,103
Yuexiu Transport Infrastructure Ltd.	22,946	12,753
Total Transportation Infrastructure		484,250
Total Industrials		2,801,794
Utilities — 54.0%
Electric Utilities — 34.7%
American Electric Power Co. Inc.	1,637	147,215
AusNet Services	14,346	20,149
BKW AG	124	12,338
CEZ AS	1,010	19,061
Chubu Electric Power Co. Inc.	3,825	42,864
CK Infrastructure Holdings Ltd.	4,795	22,569
CLP Holdings Ltd.	14,424	132,618
Contact Energy Ltd.	5,035	24,558
Duke Energy Corp.	2,021	186,154
Edison International	347	19,446
EDP—Energias de Portugal SA	20,469	100,905
Emera Inc.	903	35,995
Endesa SA	2,250	60,307
Enel Americas SA	107,364	14,231
Enel SpA	42,471	338,094
Entergy Corp.	549	55,570
Evergy Inc.	415	22,908
Exelon Corp.	1,782	71,084
FirstEnergy Corp.	991	29,453
Fortis Inc.	1,694	66,866
HK Electric Investments & HK Electric Investments Ltd.	17,863	18,174
Hydro One Ltd.	1,040	22,706	(a)
Iberdrola SA	33,682	397,249
Infratil Ltd.	3,885	13,916
Kansai Electric Power Co. Inc.	2,709	24,641
Korea Electric Power Corp.	1,236	21,731	*
Kyushu Electric Power Co. Inc.	2,377	19,918
NRG Energy Inc.	426	13,470
OGE Energy Corp.	549	16,893
Pinnacle West Capital Corp.	309	25,205
Power Assets Holdings Ltd.	9,714	49,918
PPL Corp.	1,409	38,748

See Notes to Financial Statements.

12	Legg Mason Global Infrastructure ETF 2020 Annual Report

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Electric Utilities — continued
Red Electrica Corp. SA	3,404	$59,973
Southern Co.	2,901	166,662
Spark Infrastructure Group	13,597	18,954
SSE PLC	6,110	99,148
Tenaga Nasional Bhd	24,293	55,777
Terna Rete Elettrica Nazionale SpA	10,887	73,605
Tohoku Electric Power Co. Inc.	2,626	23,160
Tokyo Electric Power Co. Holdings Inc.	7,601	19,559	*
Transmissora Alianca de Energia Eletrica SA	2,721	13,284
Xcel Energy Inc.	1,923	134,668
Total Electric Utilities		2,749,744
Gas Utilities — 2.7%
APA Group	6,949	51,191
China Resources Gas Group Ltd.	3,169	13,731
Enagas SA	1,346	29,053
Italgas SpA	3,521	20,351
Naturgy Energy Group SA	2,284	42,435
Snam SpA	11,332	55,308
Total Gas Utilities		212,069
Independent Power and Renewable Electricity Producers — 0.4%
CGN Power Co. Ltd., Class H Shares	71,407	15,285	(a)
Northland Power Inc.	505	16,320
Total Independent Power and Renewable Electricity Producers		31,605
Multi-Utilities — 14.7%
Algonquin Power & Utilities Corp.	1,627	24,649
Ameren Corp.	676	54,837
Canadian Utilities Ltd., Class A Shares	730	17,049
CMS Energy Corp.	1,045	66,180
Consolidated Edison Inc.	918	72,054
Dominion Energy Inc.	2,305	185,184
DTE Energy Co.	474	58,501
E.ON SE	10,477	109,251
Engie SA	8,241	99,691	*
National Grid PLC	27,520	327,011
NiSource Inc.	1,049	24,096
Public Service Enterprise Group Inc.	1,390	80,828
Suez SA	786	14,393
Veolia Environnement SA	1,940	36,134
Total Multi-Utilities		1,169,858

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2020 Annual Report	13

Schedule of investments (cont’d)

October 31, 2020

Legg Mason Global Infrastructure ETF

Security	Shares	Value
Water Utilities — 1.5%
Guangdong Investment Ltd.	11,626	$17,211
Severn Trent PLC	1,769	55,582
United Utilities Group PLC	3,982	44,454
Total Water Utilities		117,247
Total Utilities		4,280,523
Total Investments — 99.7% (Cost — $8,478,397)		7,898,362
Other Assets in Excess of Liabilities — 0.3%		25,298
Total Net Assets — 100.0%		$7,923,660

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

FDR	— Fiduciary Depositary Receipts

Summary of Investments by Country** (unaudited)
United States	34.7%
Canada	14.3
Japan	10.8
Spain	9.0
Italy	7.0
United Kingdom	6.7
Australia	2.9
Hong Kong	2.8
France	2.1
China	1.6
Germany	1.6
Portugal	1.3
Netherlands	1.1
Mexico	0.7
Switzerland	0.7
Malaysia	0.7
New Zealand	0.5
Brazil	0.3
South Korea	0.3
Philippines	0.3
Czech Republic	0.2

See Notes to Financial Statements.

14	Legg Mason Global Infrastructure ETF 2020 Annual Report

Legg Mason Global Infrastructure ETF

Summary of Investments by Country** (unaudited) (cont’d)
Luxembourg	0.2%
Chile	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of October 31, 2020 and are subject to change.

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2020 Annual Report	15

Statement of assets and liabilities

October 31, 2020

Assets:
Investments, at value (Cost — $8,478,397)	$7,898,362
Foreign currency, at value (Cost — $3,306)	3,300
Cash	10,856
Dividends and interest receivable	13,972
Total Assets	7,926,490

Liabilities:
Investment management fee payable	2,830
Total Liabilities	2,830
Total Net Assets	$7,923,660

Net Assets:
Par value (Note 5)	$3
Paid-in capital in excess of par value	10,477,260
Total distributable earnings (loss)	(2,553,603)
Total Net Assets	$7,923,660

Shares Outstanding	300,000

Net Asset Value	$26.41

See Notes to Financial Statements.

16	Legg Mason Global Infrastructure ETF 2020 Annual Report

Statement of operations

For the Year Ended October 31, 2020

Investment Income:
Dividends	$554,036
Interest	24
Less: Foreign taxes withheld	(39,388)
Total Investment Income	514,672

Expenses:
Investment management fee (Note 2)	70,957
Interest expense	2
Total Expenses	70,959
Less: Fee waivers and/or expense reimbursements (Note 2)	(7,884)
Net Expenses	63,075
Net Investment Income	451,597

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Loss From:
Investment transactions	(368,214)
Foreign currency transactions	(15,848)
Net Realized Loss	(384,062)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,091,255)
Foreign currencies	301
Change in Net Unrealized Appreciation (Depreciation)	(2,090,954)
Net Loss on Investments and Foreign Currency Transactions	(2,475,016)
Decrease in Net Assets From Operations	$(2,023,419)

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2020 Annual Report	17

Statements of changes in net assets

For the Years Ended October 31,	2020	2019

Operations:
Net investment income	$451,597	$816,754
Net realized gain (loss)	(384,062)	414,782
Change in net unrealized appreciation (depreciation)	(2,090,954)	3,932,676
Increase (Decrease) in Net Assets From Operations	(2,023,419)	5,164,212

Distributions to Shareholders From (Note 1):
Total distributable earnings	(453,501)	(820,000)
Decrease in Net Assets From Distributions to Shareholders	(453,501)	(820,000)

Fund Share Transactions (Note 5):
Cost of shares repurchased (400,000 and 400,000 shares repurchased, respectively)	(11,425,490)	(11,655,309)
Decrease in Net Assets From Fund Share Transactions	(11,425,490)	(11,655,309)
Decrease in Net Assets	(13,902,410)	(7,311,097)

Net Assets:
Beginning of year	21,826,070	29,137,167
End of year	$7,923,660	$21,826,070

See Notes to Financial Statements.

18	Legg Mason Global Infrastructure ETF 2020 Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2020[1]	2019[1]	2018[1]	2017[1,2]

Net asset value, beginning of year	$31.18	$26.49	$29.15	$25.18

Income (loss) from operations:
Net investment income	0.83	0.98	1.01	0.64
Net realized and unrealized gain (loss)	(4.63)	4.75	(2.64)	3.88
Total income (loss) from operations	(3.80)	5.73	(1.63)	4.52

Less distributions from:
Net investment income	(0.97)	(1.04)	(1.03)	(0.55)
Total distributions	(0.97)	(1.04)	(1.03)	(0.55)

Net asset value, end of year	$26.41	$31.18	$26.49	$29.15
Total return, based on NAV[3]	(12.29)%	21.93%	(5.76)%	18.04%

Net assets, end of year (000s)	$7,924	$21,826	$29,137	$34,975

Ratios to average net assets:
Gross expenses	0.45%	0.45%	0.49%	0.53%[4]
Net expenses[5]	0.40 [6]	0.40 [6]	0.47 [6]	0.53 [4]
Net investment income	2.86	3.35	3.57	2.67 [4]

Portfolio turnover rate[7]	56%	28%	45%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period December 29, 2016 (inception date) to October 31, 2017.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation, effective May 4, 2018, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to average net assets did not exceed 0.40%. This expense limitation cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Global Infrastructure ETF 2020 Annual Report	19

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Global Infrastructure ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities and utilizes a proprietary methodology created and sponsored by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

20	Legg Mason Global Infrastructure ETF 2020 Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

Legg Mason Global Infrastructure ETF 2020 Annual Report	21

Notes to financial statements (cont’d)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:	$7,898,362	—	—	$7,898,362
Total Investments	$7,898,362	—	—	$7,898,362

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

22	Legg Mason Global Infrastructure ETF 2020 Annual Report

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Return of capital estimates. Distributions received from the Fund’s investments in certain securities, most notably Master Limited Partnerships (“MLPs”) and Real Estate Investment Trusts (“REITs”), generally are comprised of income, realized gains and/or return of capital. The Fund records investment income, realized capital gains and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each issuer and other industry sources.

Legg Mason Global Infrastructure ETF 2020 Annual Report	23

Notes to financial statements (cont’d)

These estimates may subsequently be revised based on information received from the issuers after their tax reporting periods are concluded.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(845,128)	$845,128

(a)	Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and RARE is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. As of July 31, 2020, LMPFA, RARE and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to July 31, 2020, LMPFA and RARE were wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July, 31, 2020, Legg Mason is a subsidiary of Franklin Resources.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

24	Legg Mason Global Infrastructure ETF 2020 Annual Report

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.

LMPFA has agreed to waive and/or reimburse investment management fees so that the ratio of total annual fund operating expenses will not exceed 0.40% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to March 1, 2021 without the Board of Trustees’ consent.

During the year ended October 31, 2020, fees waived and/or expenses reimbursed amounted to $7,884.

As compensation for its subadvisory services, LMPFA pays RARE a fee monthly, at an annual rate equal to 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short term instruments, net of expense waivers, if any, and reimbursements.

As of July 31, 2020 Legg Mason Investor Services, LLC (“LMIS”) was a wholly-owned broker-dealer subsidiary of Franklin Resources and serves as the distributor of Creation Units for the Fund on an agency basis. Prior to July 31, 2020, LMIS was a wholly-owned broker-dealer subsidiary of Legg Mason.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

As of July 31, 2020, all officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust. Prior to July 31, 2020, all officers and one Trustee of the Trust were employees of Legg Mason and did not receive compensation from the Trust.

As of October 31, 2020, Legg Mason and its affiliates owned 29% of the Fund.

Legg Mason Global Infrastructure ETF 2020 Annual Report	25

Notes to financial statements (cont’d)

3. Investments

During the year ended October 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$8,782,774
Sales	9,013,591

During the year ended October 31, 2020, in-kind transactions (Note 5) were as follows:

Contributions	—
Redemptions	$11,161,296
Realized gain (loss)*	851,671

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At October 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$8,495,142	$591,648	$(1,188,428)	$(596,780)

4. Derivative instruments and hedging activities

During the year ended October 31, 2020, the Fund did not invest in derivative instruments.

5. Fund share transactions

At October 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

26	Legg Mason Global Infrastructure ETF 2020 Annual Report

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2020	2019
Distributions paid from:
Ordinary income	$453,501	$820,000

As of October 31, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(1,957,037)
Unrealized appreciation (depreciation)(a)	(596,566)
Total distributable earnings (loss) — net	$(2,553,603)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

7. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

Legg Mason Global Infrastructure ETF 2020 Annual Report	27

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Legg Mason Global Infrastructure ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Global Infrastructure ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of October 31, 2020, the related statement of operations for the year ended October 31, 2020, the statement of changes in net assets for each of the two years in the period ended October 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended October 31, 2020 and for the period December 29, 2016 (inception date) through October 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2020 and the financial highlights for each of the three years in the period ended October 31, 2020 and for the period December 29, 2016 (inception date) through October 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 17, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

28	Legg Mason Global Infrastructure ETF 2020 Annual Report

Additional shareholder information (unaudited)

Results of special meeting of shareholders

On July 14, 2020 a special meeting of shareholders was held for the following purposes: 1) to approve a new management agreement between the Fund and its investment manager; and 2) to approve a new subadvisory agreement with respect to each of the Fund’s subadvisers. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the special meeting of shareholders. Each item voted on was approved.

Item Voted On	Voted For	Voted Against	Abstentions	Broker Non-Votes
To Approve a New Management Agreement with Legg Mason Partners Fund Advisor, LLC	8,543,595.443	11,853.996	182,890.215	0
To Approve a New Subadvisory Agreement with ClearBridge RARE Infrastructure (North America) Pty Limited	8,543,595.443	11,853.996	182,890.215	0
To Approve a New Subadvisory Agreement with Western Asset Management Company, LLC	8,543,595.443	11,853.996	182,890.215	0

Legg Mason Global Infrastructure ETF	29

Statement regarding liquidity risk management program

(unaudited)

As required by law, the fund has adopted and implemented a liquidity risk management program (the “Program”) that is designed to assess and manage liquidity risk. Liquidity risk is the risk that the fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the fund. Legg Mason Partners Fund Advisor, LLC (the “Manager”), the fund’s manager, is the administrator of the Program. The Manager has established a liquidity risk management committee (the “Committee”) to administer the Program on a day-to-day basis.

The Committee, on behalf of the Manager, provided the fund’s Board of Trustees with a report that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”), and described any material changes that had been made to the Program or were recommended (the “Report”). The Report covered the period from December 1, 2018 through December 31, 2019 (the “Reporting Period”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored the fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed the fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that the fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the fund held less liquid and illiquid assets and the extent to which any such investments affected the fund’s ability to meet redemption requests. In managing and reviewing the fund’s liquidity risk, the Committee also considered the extent to which the fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the fund uses borrowing for investment purposes, and the extent to which the fund uses derivatives (including for hedging purposes). The Committee also reviewed the fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing the fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the fund’s short-term and long-term cash flow projections. The Committee also considered the fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including, if applicable, the fund’s participation in a credit facility, as components of the fund’s ability to meet redemption requests.

30	Legg Mason Global Infrastructure ETF 2020 Annual Report

The Committee considered the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee also considered the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing the fund’s investments into one of four liquidity buckets. In reviewing the fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. The Committee performed an analysis to determine whether the fund is required to maintain a Highly Liquid Investment Minimum, and determined that no such minimum is required because the fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, the fund did not acquire any illiquid investment such that, after the acquisition, the fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by the fund during the Reporting Period.

The Report stated that the Committee concluded that the Program is reasonably designed and operated effectively to assess and manage the fund’s liquidity risk throughout the Reporting Period.

Legg Mason Global Infrastructure ETF 2020 Annual Report	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Global Infrastructure ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

32	Legg Mason Global Infrastructure ETF

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Legg Mason Global Infrastructure ETF	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	None

34	Legg Mason Global Infrastructure ETF

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	49
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 150 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	147
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Legg Mason Global Infrastructure ETF	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Legg Mason Investor Services, LLC (“LMIS”); formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira* Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

36	Legg Mason Global Infrastructure ETF

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 47th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective August 6, 2020, Mr. De Oliveira became Secretary and Chief Legal Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

Legg Mason Global Infrastructure ETF	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

38	Legg Mason Global Infrastructure ETF

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2020:

Record date:	12/27/2019	4/9/2020	7/10/2020	10/9/2020
Payable date:	12/31/2019	4/13/2020	7/14/2020	10/13/2020
Ordinary Income:
Qualified Dividend Income for Individuals	100%	100%	100%	100%
Dividends Qualifying for the Dividends
Received Deduction for Corporations	68.05%	82.98%	82.98%	82.98%
Foreign Source Income*	—	61.26%	61.26%	61.26%
Foreign Taxes Paid Per Share	—	$0.015704	$0.026382	$0.014779

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

Legg Mason Global Infrastructure ETF	39

Legg Mason

Global Infrastructure ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome	H. Miller

Ken	Miller

Thomas	F. Schlafly

Jane	Trust

*	Formerly known as RARE Infrastructure (North America) Pty Ltd.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge RARE Infrastructure (North America) Pty Limited*

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Global Infrastructure ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Global Infrastructure ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Global Infrastructure ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI ACWI All Cap Index (the “MSCI Index”) was used by ClearBridge RARE Infrastructure (North America) Pty Limited (“RARE”) (formerly known as RARE Infrastructure (North America) Pty Ltd.) as the reference universe for selection of the component securities included in the RARE Global Infrastructure Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Legg Mason Global Infrastructure ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

RARE does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and RARE shall not have any liability for any errors, omissions or interruptions therein. RARE makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. RARE makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall RARE have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF418409 12/20 SR20-4023

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2019 and October 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,000 in October 31, 2019 and $81,600 in October 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2019 and $0 in October 31, 2020.

c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in October 31, 2019 and $0 in October 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in October 31, 2019 and $0 in October 31, 2020.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for October 31, 2019 and October 31, 2020; Tax Fees were 100% and 100% for October 31, 2019 and October 31, 2020; and Other Fees were 100% and 100% for October 31, 2019 and October 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $472,562 in October 31, 2019 and $672,688 in October 31, 2020.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Althea L. Duersten
Stephen R. Gross
Susan M. Heilbron
Frank G. Hubbard
Howard J. Johnson
Jerome H. Miller
Ken Miller
Thomas F. Schlafly

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 28, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 28, 2020